Long Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Debt Disclosure [Abstract]
Future Minimum Payments on Credit Facility	Future minimum principal payments on the credit facility at June 30, 2015 are as follows:
Years ending
June 30
2016	2,230,000
$2,230,000

Future minimum payments on the credit facility at December 31, 2014 are as follows:

Years ending December 31,
2015	-
2016	2,230,000
$2,230,000